Leases - Summary of Lease Payments of Short-Term Leases or Leases for Low-Value Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Lease payments for short-term leases	₩ 936	₩ 1,469
Lease payments for which the underlying asset is of low value	1,369	1,316
Total	₩ 2,305	₩ 2,785